CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net income/(loss)	¥ 39,133,539	$ 5,511,844	¥ (362,051,956)	¥ 585,926,978
Adjustments to reconcile net income to net cash provided by operating activities:
(Reversal)/provision of expected credit loss for receivables and other assets	24,653,548	3,472,380	(221,121,383)	(151,816,830)
Impairment loss from other assets	5,799,642	816,862	268,926,952	156,394,433
Depreciation and amortization	13,915,526	1,959,961	7,946,648	21,619,246
Amortization of right-of-use assets	27,357,349	3,853,202	56,380,582	77,855,551
Loss on disposal of property and equipment	2,568,274	361,734	8,227,046	256,289
Gain on lease contract termination			(55,108,922)
Accrued interest of convertible senior notes			1,732,915	15,982,460
Income from the repurchase of convertible senior notes			(10,028,456)	(12,046,522)
Share-based compensation expense	4,935,782	695,190	24,053,760	35,344,620
Losses/(income) from equity method investments	(3,207,384)	(451,751)	(13,998,022)	221,798,009
Unrealized investment (income)/losses of short-term investments	(13,304,022)	(1,873,832)	41,288,248	(17,213,203)
Investment losses of long-term investments	13,502,789	1,901,828	58,356,978	24,635,329
Investment (income)/losses of derivative instruments	(153,834,938)	(21,667,198)	180,503,919	(17,375,517)
Foreign exchange loss/(gain), net	2,931,704	412,922	(250,234)	51,356
Changes in operating assets and liabilities:
Accounts receivables	(26,082,307)	(3,673,617)	44,040,204	31,940,278
Contract assets			27,996,290	133,132,960
Deferred tax assets and liabilities	(2,117,892)	(298,299)	20,860,679	125,293,714
Other current and non-current assets	395,362,790	55,685,685	254,556,401	(402,938,535)
Guarantee liabilities			(885,303)	(10,812,329)
Risk assurance liabilities				(168,294,292)
Operating lease liabilities	(25,839,863)	(3,639,469)	(29,219,868)	(77,467,656)
Other current and non-current liabilities	46,245,024	6,513,476	(41,335,021)	349,798,672
Net cash provided by operating activities	352,019,561	49,580,918	260,871,457	922,065,011
Cash flows from investing activities:
Proceeds from redemption of short-term investments and time and structured deposits	22,690,772,623	3,195,928,481	16,062,252,248	18,799,896,906
Proceeds from redemption of long-term investments	15,861,577	2,234,056
Proceeds from collection of loan principal			6,492,787,117	16,368,229,503
Principal collection of finance lease receivables	5,953,915	838,591	36,115,570	189,717,720
Proceeds from disposal of long-term assets	4,698,769	661,808	7,895,615	149,084
Collection of deposits related to derivative instruments	1,048,095,123	147,621,111
Principal collection of secured lending	11,775,050	1,658,481
Payments to originate secured lending	(100,000,000)	(14,084,705)
Purchases of short-term investments and time and structured deposits	(19,193,774,685)	(2,703,386,623)	(15,538,749,194)	(19,796,721,359)
Purchases of property and equipment, intangible assets and land lease right of use asset	(565,028,199)	(79,582,557)	(273,627,149)	(478,432,280)
Purchases of long-term investments	(22,910,000)	(3,226,806)	(4,161,298)	(63,185,197)
Purchases of equity method investment			(32,150,000)
Payments to originate loan principal			(3,955,464,909)	(14,636,496,696)
Payments of deposits related to derivative instruments			(880,068,744)	(629,737,680)
Payments of film investment as passive investor			(30,000,000)
Net cash (used in)/ provided by investing activities	3,895,444,173	548,661,837	1,884,829,256	(246,579,999)
Cash flows from financing activities:
Proceeds from borrowings				42,896,264
Proceeds from exercise of share options	213	30	141	1,240
Repayment of borrowings	(145,311,721)	(20,466,728)
Repurchase of ordinary shares	(420,660,053)	(59,248,729)	(145,866,006)
Repurchase of convertible senior notes			(689,124,926)	(119,367,198)
Payments for interest of convertible senior notes				(7,722,291)
Net cash used in financing activities	(565,971,561)	(79,715,427)	(834,990,791)	(84,191,985)
Effect of exchange rate changes	12,538,338	1,765,987	18,618,221	(20,835,203)
Net increase in cash and cash equivalents, and restricted cash and cash equivalents	3,694,030,511	520,293,315	1,329,328,143	570,457,824
Cash and cash equivalents, and restricted cash and cash equivalents at beginning of the year	3,572,747,991	503,211,030	2,243,419,848	1,672,962,024
Cash and cash equivalents, and restricted cash and cash equivalents at end of the year	7,266,778,502	1,023,504,345	3,572,747,991	2,243,419,848
Reconciliation of cash and cash equivalents, and restricted cash and cash equivalents to the consolidated balance sheet
Cash and cash equivalents	7,207,343,478		3,486,376,077	2,065,495,008
Restricted cash and cash equivalents	59,435,024		86,371,914	177,924,840
Total cash and cash equivalents, and restricted cash and cash equivalents	7,266,778,502		3,572,747,991	2,243,419,848
Supplemental disclosures of cash flow information:
Income taxes paid	¥ 43,369,793	$ 6,108,508	59,108,121	137,550,241
Interest expense paid			¥ 1,707,057	¥ 7,722,291